Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow from operating activities
Profit after taxation for the year	£ 5,268	£ 4,046	£ 2,169
Adjustments reconciling profit after tax to operating cash flows	4,264	5,701	6,089
Cash generated from operations	9,532	9,747	8,258
Taxation paid	(1,512)	(1,326)	(1,340)
Net cash inflow from operating activities	8,020	8,421	6,918
Cash flow from investing activities
Purchase of property, plant and equipment	(1,265)	(1,344)	(1,545)
Proceeds from sale of property, plant and equipment	95	168	281
Purchase of intangible assets	(898)	(452)	(657)
Proceeds from sale of intangible assets	404	256	48
Purchase of equity investments	(258)	(309)	(80)
Proceeds from sale of equity investments	69	151	64
Contingent consideration paid	(113)	(153)	(91)
Purchase of businesses, net of cash acquired	(3,571)
Disposal of businesses	104	26	282
Investments in associates and joint ventures	(11)	(10)	(15)
Proceeds from disposal of interests in associates		3	196
Decrease in liquid investments	1		4
Interest received	82	72	64
Dividends from associates, joint ventures and equity investments	7	39	6
Net cash outflow from investing activities	(5,354)	(1,553)	(1,443)
Cash flow from financing activities
Shares acquired by ESOP Trusts			(65)
Issue of share capital	51	74	56
Purchase of non-controlling interests	(7)	(9,320)	(29)
Increase in long-term loans	4,794	10,138	2,233
Repayment of short-term Notes	(4,160)	(2,067)	(2,636)
Increase in/(repayment of) other short-term loans	3,095	81	(564)
Repayment of lease liabilities	(214)	(28)	(23)
Interest paid	(895)	(766)	(781)
Dividends paid to shareholders	(3,953)	(3,927)	(3,906)
Distributions to non-controlling interests	(364)	(570)	(779)
Contributions from non-controlling interests		21	21
Other financing cash flows	(187)	(25)	93
Net cash outflow from financing activities	(1,840)	(6,389)	(6,380)
Increase/(decrease) in cash and bank overdrafts	826	479	(905)
Cash and bank overdrafts at beginning of year	4,087	3,600	4,605
Exchange adjustments	(82)	8	(100)
Increase/(decrease) in cash and bank overdrafts	826	479	(905)
Cash and bank overdrafts at end of year	4,831	4,087	3,600
Cash and bank overdrafts at end of year comprise:
Cash and cash equivalents	4,707	3,874	3,833
Cash and cash equivalents reported in assets held for sale	507	485
Cash and cash equivalents after assets held for sale reported	5,214	4,359	3,833
Overdrafts	(383)	(272)	(233)
Cash and bank overdrafts at end of year	£ 4,831	£ 4,087	£ 3,600